financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 179	$ 172	$ 348	$ 343
Interest on long-term debt, excluding lease liabilities - capitalized	(12)		(27)
Interest on long-term debt, excluding lease liabilities	167	172	321	343
Interest on lease liabilities	17	17	33	34
Interest on short-term borrowings and other	3	4	7	7
Interest accretion on provisions	5	6	8	11
Total	192	199	369	395
Employee defined benefit plans net interest	2	7	4	13
Foreign exchange	(17)	(1)	(16)	5
Virtual power purchase agreements unrealized change in forward element	(80)		(80)
Total	97	205	277	413
Interest income		(2)	(1)	(3)
Net	97	203	276	410
Net interest cost			379	397	$ 755	$ 786
Interest on long-term debt, excluding lease liabilities - capitalized	(12)		(27)
Employee defined benefit plans net interest	2	$ 7	4	$ 13
Virtual power purchase agreements unrealized change in forward element	$ (80)		$ (80)
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			3.10%